Key Management Remuneration (Details) £ in Thousands	12 Months Ended
	Jun. 30, 2021 GBP (£) director shares	Jun. 30, 2020 GBP (£) director shares	Jun. 30, 2019 GBP (£) shares director
Disclosure of transactions between related parties [line items]
Remuneration paid	£ 1,411	£ 1,405	£ 1,281
Company contribution to pension scheme	63	71	65
Share-based compensation	2,587	1,731	1,164
Total	£ 4,061	£ 3,207	£ 2,510
Number of employees | director	1	2	2
Emoluments of highest paid director
Disclosure of transactions between related parties [line items]
Remuneration paid	£ 713	£ 694	£ 620
Company contribution to pension scheme	45	53	47
Share-based compensation	1,183	970	501
Total	£ 1,941	£ 1,717	£ 1,168
Number of share options exercised (in shares) | shares	36,447	22,500	654,195
Number of share options granted (in shares) | shares	45,360	55,788	90,000
Gains on share options exercised	£ 7,300	£ 3,300